Related Party Transactions	12 Months Ended
Mar. 31, 2026
Related party [Abstract]
Related Party Transactions	Related Party Transactions

Accounting Policy

The Company considers a person or entity as a related party if they are a member of key management personnel including their close relatives, an associate or joint venture, those having significant influence over the Company, as well as entities that are under common control or controlled by related parties.

The Company’s key management personnel have the authority and responsibility for planning, directing and controlling the activities of the Company and consists of the Company’s executive management team and board of directors. Compensation expense for key management personnel was as follows:

	Years ended March 31,
	2026	2025
	$	$
Short-term employment benefits (1)	9,433	8,820
Long-term employment benefits	38	45
Termination benefits	676	258
Directors’ fees	378	383
Share-based compensation (2)	4,600	8,467
Total management compensation (3)	15,125	17,973
(1)As of March 31, 2026, $2.3 million is payable or accrued for key management compensation (March 31, 2025 – $2.8 million).
(2)Share-based compensation represents the fair value of options granted and vested to key management personnel under the Company’s share-based compensation plans. Board of Directors’ equity and cash settled DSUs are included in share-based compensation.
(3)As of March 31, 2026, there are 8 key management personnel (March 31, 2025 – 10).

In connection with the acquisition of all of the issued and outstanding shares of CannaHealth in September 2022, the Company paid $21.9 million to the minority interest of a consolidated subsidiary. The allocation of the consideration paid was determined to be solely deferred compensation, which is being amortized over a five year period. During the year ended March 31, 2026, the Company recognized amortization expense of $3.8 million (year ended March 31, 2025 – $3.8 million) in the consolidated statements of income (loss) and comprehensive income (loss). Related party transactions are in the normal course of operations and are measured at the exchange value, being the amounts agreed to by the parties.